Share Repurchase Program (Narrative) (Details)	Jul. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Approximate percent of shares to be repurchased	2.00%
Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized number of shares to be repurchased	210,000